Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 7 – Goodwill and Intangible Assets

Intangible assets consist of:

	September 30,	December 31,
	2021	2020
Technology, IP and patents	$989,743	$674,240
Hemp processing registration	85,200	85,200
Total	1,074,943	759,440
Accumulated amortization	(372,070)	(236,431)
	$702,873	$523,009

Amortization expense was $135,339 and $446,556 for the nine months ended September 30, 2021 and 2020, respectively.

Amortization expense for the balance of 2021, and for each of the next five years and thereafter is estimated to be as follows:

Three months ended December 31, 2021	$24,278
Fiscal year 2022	97,112
Fiscal year 2023	97,112
Fiscal year 2024	97,112
Fiscal year 2025	86,966
Thereafter	300,293
$702,873

There was no goodwill activity during the nine months ended September 30, 2021 and 2020.

NOTE 7 – Intangible Assets, Net

Intangible assets, net, consist of:

	December 31, 2020	December 31, 2019

Video conferencing software acquired by Prosperity in December 2009	$30,000	$30,000

Enterprise and audit software acquired by Prosperity in April 2008	20,000	20,000

Patent costs incurred by WRAP	6,880	6,880

Hemp license and technology	-	1,000,000

CBD technology	482,000	482,000

Platform account contract	131,812	-

Hemp processing use	85,200	-

Other	3,548	3,548

Total	759,440	1,542,428

Accumulated amortization and Impairment	(236,431)	(202,521)

Net	$523,009	$1,339,907

Estimated future amortization expense are as follows:

December 31,	Amount

2021	$120,513
2022	65,591
2023	65,591
2025	65,591
2026	55,449
Thereafter	150,274

Total	$523,009

The CBD related technology were purchased from Hudilab, Inc. (“HUDI”) and Seven Chakras, LLC (“Seven Chakras”) during the three months ended March 31, 2019. On January 14, 2019, the Company and PHP (collectively, the “buyer”) entered into a License and Acquisition Agreement (the “LAA”) with HUDI. Pursuant to the LAA, HUDI will sell the technology owned by it to the buyer in exchange for 25,000 shares of CANB common stock. On January 14, 2019, the shares were issued to the owner of HUDI and valued at $382,500. On January 31, 2019, PHP entered into an Asset Purchase Agreement (the “Chakras Agreement”) with Seven Chakras. Pursuant to the Chakras Agreement, PHP purchased the rights and title to (i) Seven Chakras’ proprietary formulas, methods, trade secrets, and know-how related to the production of Seven Chakras’ products containing cannabidiol (CBD), (ii) Seven Chakras’ tradename, domain name, and social media sites, and (iii) other assets of Seven Chakras including but not limited to raw materials, equipment, packaging and labeling materials, mailing lists, and marketing materials. On February 20, 2019, the Company issued 3,333 shares of CANB common stock valued at $49,500 to owners of Seven Chakras as additional consideration, along with the $50,000 cash payments, pursuant to the Chakras Agreement.

The hemp related license and technology was purchased from Shi Farms during the three months ended September 30, 2019. Hemp Depot has remained dormant since the Shi Farms deal was consummated and no activity is contemplated. As a result, the Company has written off the remaining intangible asset from Shi Farms. The Company subsequently acquired Green Grow Farms, also a NY State Hemp License holder and intends to contract with farmers in New York to grow hemp under a controlled program of specific strains, cultured feminized seeds, proven technology, and access to processing for their crop. Grow Farms Inc. intends to amalgamate the cultivated off-take from the farmers, combine and fill “super-sacks” for shipping to a processing facility to produce high-grade isolate or distillate for use in Can B̅’s manufacturing facility in Lacey WA, if and when it becomes financially prudent for the Company to do so.

The hemp processing use agreement with Mediiusa Group, Inc. was entered during the three months ended June 30, 2020. On June 23, 2020, the Company issued 50,000 shares of CANB common stock valued at $69,375. On December 12, 2020, the company issued 50,000 shares of CANB common stock valued at $15,825. Mediiusa Group, Inc. currently holds a valid Industrial Hemp Processor Registration in full force and effect with the State of New York and is authorized to process Hemp, and has granted a five-year agreement to processing of Hemp for oil, isolate, or crude for further use by the Company and/or for sale by the Company. During the Term of this Agreement, Mediiusa Group, Inc. agrees to allow CANB to process any and all of the subject Hemp under and/or in connection with the agreement under their above-mentioned Registration.

The platform account contract with SRAX, Inc. was entered during the three months ended June 30, 2020. On June 22, 2020, the Company issued 185,000 shares of CANB common stock valued at $131,812. The Platform Account is the SRAX Investors Relations platform to grant access to potential investors and customers via the SRAX website for one year. SRAX grants Can B Corp a non-exclusive, non-transferable and non- sublicensable right to access and use the Platform during the Term, solely by the Authorized Users for User’s own internal business purposes, and in accordance with the terms and conditions of this Agreement. Company reserves all rights in or to the Platform not expressly granted to User in the Agreement. Can B will have previously unattainable access to its customer base for improved investor communication and development of sales opportunities of the Company’s products.

The other intangible assets relate to the document management and email marketing divisions. Since December 31, 2017, the Company do not expect any future positive cash flow from these divisions. Accordingly, the net carrying value of these intangible assets was reduced to $0.